Consolidated Statements of Financial Position - JPY (¥) ¥ in Millions	Sep. 30, 2024	Mar. 31, 2024
Assets:
Cash and deposits with banks	¥ 74,548,831	¥ 78,750,443
Call loans and bills bought	4,333,608	5,336,280
Reverse repurchase agreements and cash collateral on securities borrowed	19,661,321	14,148,667
Trading assets	5,911,774	6,512,061
Derivative financial instruments	8,634,011	9,909,272
Financial assets at fair value through profit or loss	2,249,857	2,376,129
Investment securities	32,112,677	30,149,837
Loans and advances	118,780,427	121,716,465
Investments in associates and joint ventures	1,603,580	1,552,645
Property, plant and equipment	1,324,835	1,347,093
Intangible assets	1,051,327	1,025,548
Other assets	7,910,902	8,327,942
Current tax assets	25,839	61,175
Deferred tax assets	47,758	58,080
Total assets	278,196,747	281,271,637
Liabilities:
Deposits	178,508,958	182,097,319
Call money and bills sold	4,221,905	3,138,049
Repurchase agreements and cash collateral on securities lent	22,004,657	20,166,958
Trading liabilities	4,718,056	4,924,490
Derivative financial instruments	9,516,233	11,877,473
Financial liabilities designated at fair value through profit or loss	545,667	498,284
Borrowings	16,529,331	16,107,158
Debt securities in issue	13,147,317	14,075,084
Provisions	291,603	231,319
Other liabilities	11,782,176	11,025,782
Current tax liabilities	115,537	170,284
Deferred tax liabilities	444,675	680,339
Total liabilities	261,826,115	264,992,539
Equity:
Capital stock	2,345,961	2,344,038
Capital surplus	662,639	663,265
Retained earnings	7,828,663	7,769,222
Treasury stock	(34,102)	(167,671)
Equity excluding other reserves	10,803,161	10,608,854
Other reserves	3,751,932	4,070,834
Equity attributable to shareholders of Sumitomo Mitsui Financial Group, Inc.	14,555,093	14,679,688
Non-controlling interests	132,887	137,066
Equity attributable to other equity instruments holders	1,682,652	1,462,344
Total equity	16,370,632	16,279,098
Total equity and liabilities	¥ 278,196,747	¥ 281,271,637